Note 20 - Business Segments - Segment Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Segment assets	¥ 137,395,149	¥ 117,834,904
Network Service and Systems Integration Business [Member]
Segment assets	132,756,717	113,747,677
ATM Operation Business [Member]
Segment assets	¥ 4,638,432	¥ 4,087,227